UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III              Holland, MI                 02/07/01
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      57

Form 13F Information Table Value Total:  $130,983
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                December 31, 2000

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value    Shares/    Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)   Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------   -------    ---  ---   -------  --------  ----    ------   ----
1ST INDIANA CORP.               COM         32054R108      254    10803.765   SH         Sole             600.000          10203.765
AMERICAN HOME PRODS CP COM      COM         026609107     4927    77522.862   SH         Sole           19325.000          58197.862
AMERICA ONLINE INC              COM         02364J104     3962   113863.000   SH         Sole           28750.000          85113.000
APARTMENT INVT & MGMT CL A      COM         03748R101      809    16199.778   SH         Sole            3201.778          12998.000
BANK WEST FINANCIAL CORP        COM         065631103      141    18000.000   SH         Sole                              18000.000
BRISTOL MYERS SQUIBB COMPANY    COM         110122108      259     3504.000   SH         Sole             600.000           2904.000
CARDINAL HEALTH INC COM         COM         14149y108      579     5810.000   SH         Sole            2500.000           3310.000
CINTAS CORPORATION              COM         172908105      427     8025.000   SH         Sole            2900.000           5125.000
CISCO SYSTEMS INC.              COM         17275R102     8350   218293.000   SH         Sole           46550.000         171743.000
CITIGROUP                       COM         172967101      301     5899.000   SH         Sole            3933.000           1966.000
CITIZENS BKG CORP MICH COM      COM         174420109      495    17027.611   SH         Sole            1600.000          15427.611
CORNING INC COM                 COM         219350105      574    10860.000   SH         Sole            3900.000           6960.000
E M C CORP MASS COM             COM         268648102     9331   140316.000   SH         Sole           32345.000         107971.000
EXXON MOBIL CORP COM            COM         30231G102      783     9009.000   SH         Sole             600.000           8409.000
FIFTH THIRD BANCORP COM         COM         316773100     3655    61166.457   SH         Sole            1006.000          60160.457
FIRST MIDWEST BANCORP           COM         320867104      456    15849.000   SH         Sole             600.000          15249.000
FIRST OAK BROOK BANCSH COM      COM         335847208      430    24413.367   SH         Sole                              24413.367
FIRST SOURCE CORPORATION        COM         336901103      345    18907.201   SH         Sole            3591.000          15316.201
FIRST TENN NATL CORP COM        COM         337162101     1847    63835.200   SH         Sole           25200.000          38635.200
FIRSTAR CORPORATION             COM         33763V109     4566   196368.753   SH         Sole           50280.227         146088.526
FIRSTMERIT CORP COM             COM         337915102      850    31804.013   SH         Sole            7200.000          24604.013
FISERV INC.                     COM         337738108     7565   159466.000   SH         Sole           35550.000         123916.000
FREDDIE MAC                     COM         313400301      215     3120.000   SH         Sole            2900.000            220.000
GENERAL ELECTRIC                COM         369604103      911    19008.000   SH         Sole            1800.000          17208.000
GENTEX CORP COM                 COM         371901109      947    50835.000   SH         Sole           18860.000          31975.000
GENZYME CORP. GENL.             COM         372917104     2541    28250.000   SH         Sole            5600.000          22650.000
HEWLETT PACKARD COMPANY         COM         428236103     2875    91092.262   SH         Sole           30250.000          60842.262
HOME DEPOT INC COM              COM         437076102     6278   137404.698   SH         Sole           32725.000         104679.698
HOME FED BANCORP COM            COM         436926109      218    13650.000   SH         Sole                              13650.000
HUNTINGTON BANCSHARES COM       COM         446150104     1932   119376.999   SH         Sole                             119376.999
INDEPENDENT BANK CORPORATION    COM         453838104      888    44960.000   SH         Sole           10273.000          34687.000
INTEL CORPORATION               COM         458140100     4886   162520.029   SH         Sole           42400.000         120120.029
IRWIN FINL CORP COM             COM         464119106      360    17000.000   SH         Sole             900.000          16100.000
JOHNSON & JOHNSON COM           COM         478160104     5567    52985.538   SH         Sole           13150.000          39835.538
MACATAWA BANK CORPORATION       COM         554225102     1304    94800.000   SH         Sole           94800.000
MAF BANCORP INC.                COM         55261R108      830    29195.051   SH         Sole            5093.000          24102.051
MBNA CORP COM                   COM         55262L100    10148   274744.412   SH         Sole           60092.000         214652.412
MERCANTILE BANK CORP COM        COM         587376104      220    18500.000   SH         Sole            1100.000          17400.000
MERCK & CO INC COM              COM         589331107     5393    57602.738   SH         Sole           14300.000          43302.738
MICROSOFT CORP COM              COM         594918104     3056    70447.000   SH         Sole           19700.000          50747.000
MIDWEST BANK HOLDINGS           COM         598251106      272    18000.000   SH         Sole            1000.000          17000.000
MINNESOTA MINING MFG            COM         604059105      246     2045.000   SH         Sole                               2045.000
NATIONAL CITY CORP COM          COM         635405103      362    12580.000   SH         Sole                              12580.000
NEW PLAN EXCEL RLTY TR COM      COM         648053106      260    19780.988   SH         Sole            3107.329          16673.659
OLD KENT FINL CORP COM          COM         679833103     3564    81459.474   SH         Sole            5390.999          76068.474
ORACLE CORP COM                 COM         68389X105      591    20340.000   SH         Sole            9460.000          10880.000
PHILLIPS PETE CO COM            COM         718507106      306     5375.000   SH         Sole                               5375.000
REPUBLIC BANCORP INC COM        COM         760282103      377    34902.000   SH         Sole                              34902.000
ROYAL DUTCH PETE CO NY REG GLD  COM         780257804     5081    83903.000   SH         Sole           23850.000          60053.000
SUN MICROSYSTEMS INC COM        COM         866810104      455    16320.000   SH         Sole            5820.000          10500.000
TELLABS INC COM                 COM         879664100     7068   125089.000   SH         Sole           29703.000          95386.000
TRIBUNE CO NEW COM              COM         896047107     2046    48430.000   SH         Sole           13500.000          34930.000
TYCO INTERNATIONAL LTD COM      COM         902124106      949    17097.000   SH         Sole            6892.000          10205.000
WAL MART STORES INC COM         COM         931142103      202     3800.000   SH         Sole            1400.000           2400.000
WATSON PHARMACEUTICALS COM      COM         942683103      832    16250.000   SH         Sole            6600.000           9650.000
WELLS FARGO & CO NEW COM        COM         949746101     7656   137489.520   SH         Sole           34952.310         102537.210
WORLDCOM INC                    COM         98157D106     1241    88273.000   SH         Sole           36000.000          52273.000
REPORT SUMMARY                               57  Data Records      130,983          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED